Intangible Assets, Net - Schedule of Intangible Assets (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 1,344,152	$ 1,361,024
Less: accumulated amortization Subtotal	(355,100)	(300,608)
Intangible assets, net	989,052	1,060,416
Patents [Member]
Subtotal	391,697	396,614
Less: accumulated amortization Subtotal	(234,456)	(197,738)
Land Use Right [Member]
Subtotal	952,455	964,410
Less: accumulated amortization Subtotal	$ (120,644)	$ (102,870)